Corporate Information (Details) - Schedule of financial statements of subsidiaries controlled by the group - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cementos Selva SA And Subsidiaries [Member]
Corporate Information (Details) - Schedule of financial statements of subsidiaries controlled by the group [Line Items]
Assets	S/ 279,818	S/ 240,844
Lisbilities	41,506	30,149
Net equity	238,312	210,695
Net income (loss)	27,713	24,261	S/ 37,467
Distribuidora Norte Pacasmayo S.R.L. and subsidiary [Member]
Corporate Information (Details) - Schedule of financial statements of subsidiaries controlled by the group [Line Items]
Assets	326,949	308,158
Lisbilities	184,904	178,905
Net equity	142,045	129,253
Net income (loss)	13,108	4,867	(220)
Empresa de Transmisión Guadalupe S.A.C. [Member]
Corporate Information (Details) - Schedule of financial statements of subsidiaries controlled by the group [Line Items]
Assets	46,068	41,971
Lisbilities	4,941	846
Net equity	41,127	41,125
Net income (loss)	588	386	124
Salmueras Sudamericanas S.A. [Member]
Corporate Information (Details) - Schedule of financial statements of subsidiaries controlled by the group [Line Items]
Assets	213	46
Lisbilities	35	674
Net equity	178	(628)
Net income (loss)	(94)	(2,620)	(50,942)
Calizas del Norte S.A.C. [Member]
Corporate Information (Details) - Schedule of financial statements of subsidiaries controlled by the group [Line Items]
Assets	694	703
Lisbilities	2
Net equity	692	703
Net income (loss)	(11)	(3)	(121)
Soluciones Takay S.A.C. [Member]
Corporate Information (Details) - Schedule of financial statements of subsidiaries controlled by the group [Line Items]
Assets	2,120
Lisbilities	2,588
Net equity	(468)
Net income (loss)	(1,674)
Fosfatos del Pacífico S.A. [Member]
Corporate Information (Details) - Schedule of financial statements of subsidiaries controlled by the group [Line Items]
Assets
Lisbilities
Net equity
Net income (loss)			S/ (1,216)